LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.04%
•SLC Student Loan Trust Series 2005-3 A3 0.95% (LIBOR03M + 0.12%) 6/15/29	409,220	$ 407,341
Total Agency Asset-Backed Security (Cost $408,281)		407,341
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.52%
Freddie Mac REMICs
•Series 4730 WF 0.46% (LIBOR01M + 0.35%) 8/15/38	3,123,574	3,100,209
•Series 4906 WF 0.51% (LIBOR01M + 0.40%) 12/15/38	3,822,355	3,798,051
Series 4948 E 2.50% 10/25/48	411,946	401,360
Series 5115 CD 1.00% 8/15/44	7,314,222	6,822,921
Freddie Mac S.F. 15 yr
•Series 2011-86 NF 1.01% (LIBOR01M + 0.55%) 9/25/41	1,075,566	1,086,928
Series 2013-6 JB 1.50% 2/25/43	6,564,442	6,179,604
•Series 2014-49 AF 0.43% (LIBOR01M + 0.32%) 8/25/44	461,780	460,156
•Series 2017-95 FA 0.46% (LIBOR01M + 0.35%) 11/25/47	2,643,438	2,629,040
•Series 2019-53 FA 0.51% (LIBOR01M + 0.40%) 9/25/49	2,776,643	2,766,045
•Series 2020-29 FC 0.91% (LIBOR01M + 0.80%) 5/25/50	3,231,050	3,263,422
Series 4141 1.50% 12/15/42	6,731,918	6,343,107
•Series 4347 WF 0.51% (LIBOR01M + 0.40%) 1/15/40	1,051,783	1,048,659
•Series 4367 GF 0.46% (LIBOR01M + 0.35%) 3/15/37	2,931,351	2,910,192
•Series 4419 AF 0.45% (LIBOR01M + 0.34%) 6/15/40	1,751,218	1,737,801
•Freddie Mac Strips
Series 328 F4 0.46% (LIBOR01M + 0.35%) 2/15/38	3,059,084	3,036,239
Series 330 F4 0.46% (LIBOR01M + 0.35%) 10/15/37	1,406,786	1,408,015
•GNMA
Series 2016-H17 FC 0.94% (LIBOR01M + 0.83%) 8/20/66	1,575,209	1,595,915
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2016-H19 FA 0.89% (LIBOR01M + 0.78%) 9/20/66	1,404,809	$ 1,420,860
Total Agency Collateralized Mortgage Obligations (Cost $51,062,071)		50,008,524
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.38%
Freddie Mac S.F. 15 yr
0.65% 8/25/25	18,300,000	17,150,144
0.65% 10/27/25	12,000,000	11,178,504
0.70% 7/30/25	7,000,000	6,589,126
0.80% 10/27/26	9,000,000	8,271,219
× 0.88% 12/18/26	5,000,000	4,608,453
•Series 2017-M13 FA 0.53% (LIBOR01M + 0.40%) 10/25/24	960,810	959,794
Total Agency Commercial Mortgage-Backed Securities (Cost $51,933,724)		48,757,240
AGENCY OBLIGATIONS–1.43%
Federal Home Loan Banks
×0.90% 2/26/27	4,700,000	4,324,999
0.92% 2/26/27	9,400,000	8,643,331
Total Agency Obligations (Cost $14,065,168)		12,968,330
CORPORATE BONDS–52.92%
Aerospace & Defense–1.15%
Boeing Co.
1.43% 2/4/24	2,800,000	2,708,185
4.51% 5/1/23	7,595,000	7,723,824
		10,432,009
Agriculture–0.88%
BAT Capital Corp. 3.22% 8/15/24	908,000	907,667
Imperial Brands Finance PLC
3.13% 7/26/24	5,500,000	5,448,800
3.75% 7/21/22	1,600,000	1,603,767
		7,960,234
Airlines–0.02%
♦Continental Airlines Pass-Through Trust 5.98% 4/19/22	150,206	150,419
		150,419
Auto Manufacturers–4.63%
Daimler Finance North America LLC 0.75% 3/1/24	5,000,000	4,797,719
Daimler Trucks Finance North America LLC 1.13% 12/14/23	3,000,000	2,909,094
Ford Motor Credit Co. LLC
3.09% 1/9/23	5,275,000	5,281,594
3.10% 5/4/23	1,500,000	1,498,230
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC (continued)
3.35% 11/1/22	800,000	$ 801,840
4.14% 2/15/23	1,200,000	1,208,016
4.25% 9/20/22	2,900,000	2,917,864
General Motors Financial Co., Inc. 3.55% 7/8/22	1,400,000	1,407,128
Hyundai Capital America
1.15% 11/10/22	5,000,000	4,965,298
1.25% 9/18/23	600,000	583,675
2.85% 11/1/22	2,800,000	2,808,641
Nissan Motor Acceptance Co. LLC
•0.89% (LIBOR03M + 0.65%) 7/13/22	600,000	599,317
2.60% 9/28/22	200,000	199,975
2.65% 7/13/22	6,000,000	6,010,285
Stellantis Finance US, Inc. 1.71% 1/29/27	2,000,000	1,822,894
Volkswagen Group of America Finance LLC 0.88% 11/22/23	3,500,000	3,380,041
VW Credit Canada, Inc. 2.65% 6/27/22	1,000,000	802,689
		41,994,300
Banks–18.79%
μBank of America Corp. 3.30% 4/24/24	6,000,000	4,821,636
Barclays PLC
•1.84% (LIBOR03M + 1.38%) 5/16/24	5,500,000	5,526,579
μ4.34% 5/16/24	4,000,000	4,061,150
Citigroup, Inc.
•1.95% (LIBOR03M + 1.43%) 9/1/23	8,000,000	8,028,524
μ3.29% 3/17/26	1,000,000	996,626
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,898,380
μCredit Agricole SA 1.25% 1/26/27	350,000	318,421
Danske Bank AS
μ1.17% 12/8/23	2,380,000	2,349,294
•1.86% (LIBOR03M + 1.06%) 9/12/23	6,200,000	6,214,483
5.38% 1/12/24	900,000	927,935
Deutsche Bank AG 0.90% 5/28/24	2,000,000	1,904,297
•First Abu Dhabi Bank PJSC 1.19% (LIBOR03M + 0.95%) 4/16/22	2,000,000	2,000,012
Goldman Sachs Group, Inc.
0.52% 3/8/23	3,100,000	3,050,194
μ0.93% 10/21/24	3,200,000	3,101,768
1.22% 12/6/23	2,000,000	1,951,655
•1.62% (BBSW3M + 1.55%) 5/2/24	300,000	227,159
Hana Bank 3.25% 3/30/27	2,000,000	1,997,832
HSBC Holdings PLC
μ0.98% 5/24/25	3,100,000	2,942,956
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
•1.18% (BBSW03M + 1.10%) 2/16/24	4,700,000	$ 3,524,084
1.67% 3/10/26	500,000	501,305
•1.98% (LIBOR03M + 1.23%) 3/11/25	2,350,000	2,368,297
ING Groep NV 3.87% 3/28/26	5,600,000	5,627,156
JPMorgan Chase & Co.
μ0.70% 3/16/24	2,200,000	2,158,209
•3.77% (LIBOR03M + 3.47%) 7/30/22	2,787,000	2,787,000
Lloyds Banking Group PLC
μ3.51% 3/18/26	2,500,000	2,487,748
4.05% 8/16/23	6,500,000	6,615,708
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	10,800,000	10,179,548
1.41% 7/17/25	4,000,000	3,747,387
Mizuho Financial Group, Inc.
•1.13% (LIBOR03M + 0.63%) 5/25/24	2,617,000	2,616,146
•1.22% (LIBOR03M + 0.61%) 9/8/24	3,000,000	2,996,357
μ1.24% 7/10/24	2,300,000	2,250,880
•1.65% (LIBOR03M + 0.85%) 9/13/23	2,400,000	2,404,348
μMorgan Stanley 1.16% 10/21/25	5,000,000	4,749,695
μNatwest Group PLC
3.50% 5/15/23	5,000,000	5,006,952
4.52% 6/25/24	4,200,000	4,263,251
•QNB Finance Ltd.
1.32% (LIBOR03M + 1.00%) 5/2/22	3,800,000	3,799,620
2.18% (LIBOR03M + 1.25%) 3/21/24	3,000,000	2,997,216
Santander Holdings USA, Inc. 3.40% 1/18/23	900,000	905,420
Societe Generale SA
μ1.49% 12/14/26	5,600,000	5,062,560
2.63% 1/22/25	3,100,000	2,998,768
Standard Chartered PLC
•1.14% (SOFR + 0.93%) 11/23/25	3,100,000	3,064,512
μ1.32% 10/14/23	1,800,000	1,783,041
2.01% 3/30/26	4,500,000	4,527,495
Sumitomo Mitsui Financial Group, Inc.
0.51% 1/12/24	3,000,000	2,884,774
1.47% 7/8/25	2,500,000	2,352,273
2.78% 10/18/22	6,000,000	6,035,177
Sumitomo Mitsui Trust Bank Ltd. 0.80% 9/16/24	6,000,000	5,662,935
•UBS AG 0.95% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,494,515
μUBS Group AG 1.01% 7/30/24	1,800,000	1,750,954
Wells Fargo & Co. 2.51% 10/27/23	8,000,000	6,343,802
		170,266,034

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.43%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	4,200,000	$ 3,888,030
		3,888,030
Commercial Services–0.39%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,579,559
•Transurban Queensland Finance Pty. Ltd. 2.20% (BBSW3M + 2.05%) 12/16/24	1,200,000	924,252
		3,503,811
Computers–0.15%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,307,000	1,346,397
		1,346,397
Diversified Financial Services–6.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	4,000,000	3,777,637
4.50% 9/15/23	2,500,000	2,518,796
Air Lease Corp. 4.25% 2/1/24	5,200,000	5,256,233
Ally Financial, Inc. 1.45% 10/2/23	4,500,000	4,394,326
Avolon Holdings Funding Ltd.
2.88% 2/15/25	4,700,000	4,512,839
5.13% 10/1/23	500,000	508,806
BOC Aviation Ltd.
2.75% 12/2/23	2,000,000	1,982,386
3.00% 5/23/22	4,000,000	4,000,605
Cantor Fitzgerald LP 6.50% 6/17/22	3,500,000	3,530,358
International Lease Finance Corp. 5.88% 8/15/22	800,000	809,767
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,884,179
LSEGA Financing PLC 0.65% 4/6/24	6,500,000	6,201,927
Mitsubishi HC Capital, Inc. 2.65% 9/19/22	6,700,000	6,710,905
Nomura Holdings, Inc.
1.85% 7/16/25	6,300,000	5,946,390
2.33% 1/22/27	2,600,000	2,431,941
ORIX Corp.
2.90% 7/18/22	2,000,000	2,007,550
3.25% 12/4/24	1,300,000	1,301,439
Park Aerospace Holdings Ltd. 4.50% 3/15/23	1,700,000	1,712,085
		62,488,169
Electric–3.44%
AES Corp. 1.38% 1/15/26	5,200,000	4,781,773
Electricite de France S.A. 3.63% 10/13/25	1,000,000	1,001,918
FirstEnergy Corp. 3.35% 7/15/22	3,030,000	3,026,213
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	$ 4,152,000
•Korea Southern Power Co. Ltd. 1.05% (BBSW3M + 0.97%) 10/30/24	2,500,000	1,883,574
Pacific Gas & Electric Co.
1.75% 6/16/22	9,200,000	9,189,552
2.10% 8/1/27	1,300,000	1,168,103
•2.36% (LIBOR03M + 1.48%) 6/16/22	1,400,000	1,399,763
2.95% 3/1/26	200,000	190,046
3.25% 6/15/23	100,000	99,819
3.40% 8/15/24	500,000	495,257
3.75% 2/15/24	100,000	100,336
3.85% 11/15/23	200,000	200,973
Southern California Edison Co. 1.10% 4/1/24	3,600,000	3,473,966
		31,163,293
Entertainment–0.29%
Magallanes, Inc. 3.79% 3/15/25	2,600,000	2,600,128
		2,600,128
Food–0.10%
McCormick & Co., Inc. 2.70% 8/15/22	900,000	902,683
		902,683
Gas–0.17%
CenterPoint Energy Resources Corp.
0.70% 3/2/23	1,200,000	1,182,403
•1.00% (LIBOR03M + 0.50%) 3/2/23	402,000	400,758
		1,583,161
Health Care Products–0.90%
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	8,500,000	8,173,919
		8,173,919
Health Care Services–0.92%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,750,412
HCA, Inc. 5.00% 3/15/24	4,400,000	4,560,875
		8,311,287
Holding Companies-Diversified–0.22%
CK Hutchison International 19 Ltd. 3.25% 4/11/24	2,000,000	2,012,598
		2,012,598
Home Builders–0.58%
DR Horton, Inc. 4.38% 9/15/22	1,000,000	1,004,909
Lennar Corp.
4.50% 4/30/24	3,000,000	3,075,424
5.88% 11/15/24	1,100,000	1,158,930
		5,239,263

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–2.41%
•Athene Global Funding 2.19% (LIBOR03M + 1.23%) 7/1/22	9,000,000	$ 9,015,773
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,995,260
3.65% 4/5/27	1,700,000	1,697,620
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,131,716
GA Global Funding Trust 1.63% 1/15/26	1,100,000	1,022,840
		21,863,209
Investment Company–0.50%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,553,505
		4,553,505
Media–1.38%
Charter Communications Operating LLC/Charter Communications Operating Capital
•1.97% (LIBOR03M + 1.65%) 2/1/24	3,000,000	3,058,421
4.46% 7/23/22	3,200,000	3,211,732
4.50% 2/1/24	3,000,000	3,068,504
TWDC Enterprises 18 Corp. 2.76% 10/7/24	4,000,000	3,172,198
		12,510,855
Oil & Gas–1.15%
ConocoPhillips Co. 2.40% 3/7/25	3,300,000	3,262,019
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,244,738
Woodside Finance Ltd.
3.65% 3/5/25	2,900,000	2,907,958
3.70% 9/15/26	2,000,000	2,003,177
		10,417,892
Packaging & Containers–0.87%
Berry Global, Inc.
0.95% 2/15/24	4,100,000	3,925,114
1.57% 1/15/26	4,200,000	3,912,629
		7,837,743
Pharmaceuticals–0.82%
AbbVie, Inc. 2.30% 11/21/22	7,400,000	7,424,947
		7,424,947
Pipelines–0.19%
Energy Transfer LP 4.25% 3/15/23	1,700,000	1,718,516
		1,718,516
Retail–0.43%
7-Eleven, Inc. 0.95% 2/10/26	4,300,000	3,908,174
		3,908,174
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Savings & Loans–0.59%
Nationwide Building Society 2.00% 1/27/23	5,400,000	$ 5,389,649
		5,389,649
Semiconductors–1.18%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	6,233,255
NXP BV/NXP Funding LLC
4.63% 6/1/23	1,000,000	1,015,533
4.88% 3/1/24	3,320,000	3,411,413
		10,660,201
Software–0.58%
Citrix Systems, Inc. 1.25% 3/1/26	1,900,000	1,847,213
Oracle Corp. 1.65% 3/25/26	3,700,000	3,450,270
		5,297,483
Telecommunications–1.93%
•AT&T, Inc. 1.43% (BBSW3M + 1.25%) 9/19/23	2,170,000	1,634,450
Rogers Communications, Inc. 2.95% 3/15/25	5,600,000	5,559,568
T-Mobile USA, Inc. 1.50% 2/15/26	5,600,000	5,223,224
•Verizon Communications, Inc. 1.30% (BBSW3M + 1.22%) 2/17/23	6,800,000	5,112,160
		17,529,402
Transportation–0.27%
Kansas City Southern/Old
3.00% 5/15/23	1,250,000	1,253,398
3.13% 6/1/26	1,200,000	1,193,578
		2,446,976
Trucking & Leasing–0.66%
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.45% 7/1/24	5,000,000	5,010,418
SMBC Aviation Capital Finance DAC 3.00% 7/15/22	1,000,000	1,001,409
		6,011,827
Total Corporate Bonds (Cost $490,070,422)		479,586,114
MUNICIPAL BONDS–0.91%
Golden State Tobacco Securitization Corp. Series A-1 1.71% 6/1/24	2,600,000	2,528,897
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	2,868,227
University of California Series BG 0.88% 5/15/25	3,000,000	2,819,843
Total Municipal Bonds (Cost $8,606,011)		8,216,967

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–14.23%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.66% (LIBOR01M + 1.20%) 10/25/34	6,852	$ 6,795
•AMMC CLO 16 Ltd. Series 2015-16A AR2 1.22% (LIBOR03M + 0.98%) 4/14/29	460,309	459,978
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.46% (LIBOR01M + 1.00%) 10/25/34	32,289	31,792
•Ares XXXIX CLO Ltd. Series 2016-39A A1R2 1.29% (LIBOR03M + 1.05%) 4/18/31	700,000	697,006
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 1.28% (LIBOR01M + 0.83%) 4/25/34	1,781,281	1,723,444
•ASSURANT CLO Ltd. Series 2018-3A AR 1.29% (LIBOR03M + 1.04%) 10/20/31	600,000	594,904
•Atrium XII Series 12A AR 1.09% (LIBOR03M + 0.83%) 4/22/27	4,469,935	4,456,204
•Bain Capital Euro CLO DAC Series 2018-2A 0.74% (EURIBOR03M + 0.74%) 1/20/32	3,000,000	3,289,292
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 1.58% (LIBOR01M + 1.13%) 3/25/35	1,104,000	1,096,189
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 1.96% (LIBOR01M + 1.50%) 3/25/43	34,499	34,057
•Benefit Street Partners CLO XII Ltd. Series 2017-12A A1R 1.19% (LIBOR03M + 0.95%) 10/15/30	300,000	297,899
•Carlyle Euro CLO DAC
Series 2017-3A A1R 0.70% (EURIBOR03M + 0.70%) 1/15/31	800,000	876,010
Series 2019-2A A1R 0.89% (EURIBOR03M + 0.89%) 8/15/32	2,900,000	3,177,477
•CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 1A1 1.00% (LIBOR01M + 0.54%) 12/25/34	1,657,963	1,602,072
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 0.66% (EURIBOR03M + 0.66%) 4/15/33	1,800,000	1,960,827
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 1.26% (LIBOR03M + 1.02%) 4/15/29	288,197	$ 287,329
•Elevation CLO Ltd. Series 2017-8A A1R2 1.21% (LIBOR03M + 0.95%) 10/25/30	3,500,000	3,477,047
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	3,481,375	3,269,159
•Finance America Mortgage Loan Trust Series 2004-2 M1 1.28% (LIBOR01M + 0.83%) 8/25/34	369,115	362,659
Ford Auto Securitization Trust Series 2020-AA A2 0.89% 8/15/24	5,821,519	4,628,609
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 1.18% (LIBOR03M + 1.09%) 7/15/31	1,100,000	1,092,936
GMF Canada Leasing Trust Series 2020-1A A2 0.91% 7/20/23	2,121,238	1,696,793
•Goldentree Loan Management U.S. CLO 2 Ltd. Series 2017-2A AR 1.16% (LIBOR03M + 0.91%) 11/20/30	4,700,000	4,667,415
•Halseypoint CLO 2 Ltd. Series 2020-2A A1 1.35% (LIBOR03M + 1.10%) 7/20/31	3,800,000	3,790,511
•Harvest CLO XVI DAC Series 16A ARR 0.64% (EURIBOR03M + 0.64%) 10/15/31	3,900,000	4,252,122
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	2,198,834
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 1.52% (LIBOR01M + 1.05%) 2/18/38	3,700,000	3,649,336
•Invesco Euro CLO I DAC Series 1A A1R 0.65% (EURIBOR03M + 0.65%) 7/15/31	900,000	981,444
•LCM XIII LP Series 13A AR3 1.12% (LIBOR03M + 0.87%) 7/19/27	1,338,716	1,335,060
•LoanCore Issuer Ltd.
Series 2019-CRE2 A 1.53% (LIBOR01M + 1.13%) 5/15/36	627,385	623,099
Series 2021-CRE5 A 1.70% (LIBOR01M + 1.30%) 7/15/36	500,000	491,187

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Man GLG Euro CLO III DAC Series 3A AR 0.68% (EURIBOR03M + 0.68%) 10/15/30	3,798,504	$ 4,160,644
MBarc Credit Canada, Inc. Series 2021-AA A2 0.63% 5/15/24	4,500,000	3,552,302
•MF1 Ltd. Series 2020-FL4 A 2.14% (TSFR01M + 1.81%) 11/15/35	2,700,000	2,672,435
Navient Private Education Loan Trust
•Series 2015-AA A2B 1.60% (LIBOR01M + 1.20%) 12/15/28	444,034	444,034
Series 2020-IA A1A 1.33% 4/15/69	2,433,033	2,282,100
Navient Private Education Refi Loan Trust
Series 2020-A A2A 2.46% 11/15/68	2,762,254	2,652,602
Series 2020-HA A 1.31% 1/15/69	1,759,854	1,704,095
Series 2021-GA 1.58% 4/15/70	2,674,422	2,537,406
Series 2022-A 2.23% 7/15/70	4,700,000	4,543,171
•Palmer Square CLO Ltd. Series 2013-2A A1A3 1.25% (LIBOR03M + 1.00%) 10/17/31	4,600,000	4,568,366
•Palmer Square European Loan Funding DAC Series 2021-1A A 0.78% (EURIBOR03M + 0.78%) 4/15/31	250,000	274,882
•Palmer Square Loan Funding Ltd.
Series 2020-1A A1 1.28% (LIBOR03M + 0.80%) 2/20/28	1,586,924	1,590,313
Series 2021-4A A1 0.93% (LIBOR03M + 0.80%) 10/15/29	900,000	895,743
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	2,537,166	2,448,239
•Series 2020-PTA A2B 1.31% (LIBOR01M + 0.85%) 9/15/54	4,800,997	4,781,388
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	847,931	846,865
Series 2017-D A2FX 2.65% 9/25/40	423,329	422,780
•Sound Point CLO XII Ltd. Series 2016-2A AR2 1.30% (LIBOR03M + 1.05%) 10/20/28	1,715,554	1,713,661
•STWD Ltd. Series 2022-FL3 A 1.40% (SOFR30A + 1.35%) 11/15/38	300,000	298,726
•TCW CLO Ltd. Series 2018-1A A1R 1.23% (LIBOR03M + 0.97%) 4/25/31	4,700,000	4,679,217
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Tikehau CLO DAC Series 2015-1A ARR 0.87% (EURIBOR03M + 0.87%) 8/4/34	3,900,000	$ 4,266,075
•Toro European CLO 6 DAC Series 6A AR 0.92% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	3,279,011
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	3,028,082	2,973,242
Series 2019-HY2 A1 1.46% (LIBOR01M + 1.00%) 5/25/58	1,217,418	1,217,418
Series 2019-MH1 A1 3.00% 11/25/58	1,167,969	1,165,067
Series 2020-1 A1 2.71% 1/25/60	1,809,291	1,773,829
Series 2020-2 A1A 1.64% 4/25/60	5,302,182	5,041,512
•Venture XVII CLO Ltd. Series 2014-17A ARR 1.12% (LIBOR03M + 0.88%) 4/15/27	3,716,280	3,706,402
•Venture XXVI CLO Ltd. Series 2017-26A AR 1.35% (LIBOR03M + 1.10%) 1/20/29	1,400,000	1,392,054
Total Non-Agency Asset-Backed Securities (Cost $133,118,113)		128,991,065
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–6.14%
•Avon Finance No. 2 PLC Series 2A A 1.20% (SONIA01M IR + 0.90%) 9/20/48	3,166,241	4,157,472
•Bear Stearns ARM Trust Series 2003-1 5A1 2.07% 4/25/33	17,391	16,635
•Canada Square Funding PLC Series 2020-2 A 1.53% (SONIA01M IR + 1.25%) 12/17/57	1,871,306	2,474,334
•Canterbury Finance No. 1 PLC Series 1 A2 1.50% (SONIA01M IR + 1.35%) 5/16/56	2,578,334	3,400,294
Cheshire PLC 1.07% 8/20/45	2,370,464	3,110,316
•CRSNT Trust Series 2021-MOON 1.22% (LIBOR01M + 0.82%) 4/15/36	4,500,000	4,433,345
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 2.10% 7/25/33	2,006	1,973
•Finsbury Square PLC Series 2020-2A A 1.58% (SONIA01M IR + 1.30%) 6/16/70	2,587,093	3,414,184

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GCAT Trust Series 2022-HX1 2.89% 12/27/66	1,870,470	$ 1,835,736
•Gemgarto PLC Series 2021-1A A 0.87% (SONIA01M IR + 0.59%) 12/16/67	1,847,222	2,412,788
•Great Hall Mortgages No. 1 PLC Series 2006-1 A2B 0.15% (EURIBOR03M + 0.15%) 6/18/38	170,195	186,271
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.96% (LIBOR01M + 0.50%) 6/25/35	157,748	152,251
•Hawksmoor Mortgage Funding PLC Series 2019-1X A 1.24% (SONIA01M IR + 1.05%) 5/25/53	1,159,679	1,524,941
•Hawksmoor Mortgages Series 2019-1A A 1.24% (SONIA01M IR + 1.05%) 5/25/53	3,069,738	4,036,609
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 2.03% 5/25/33	5,554	5,398
•MFA Trust
Series 2020-NQM2 A1 1.38% 4/25/65	1,072,439	1,045,654
Series 2021-RPL1 A1 1.13% 7/25/60	2,768,782	2,651,134
•New Residential Mortgage Loan Trust
Series 2018-3A A1 4.50% 5/25/58	464,591	475,734
Series 2019-RPL3 A1 2.75% 7/25/59	3,671,481	3,611,058
Series 2020-RPL1 A1 2.75% 11/25/59	3,073,057	3,031,417
•New York Mortgage Trust Series 2005-3 A1 0.94% (LIBOR01M + 0.48%) 2/25/36	218,327	214,876
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 1.99% 2/25/61	2,003,278	1,907,909
•Resimac Bastille Trust Series 2021-2NCA A1A 0.88% (LIBOR01M + 0.65%) 2/3/53	3,284,756	3,265,392
•Sequoia Mortgage Trust Series 2004-6 A1 1.57% 7/20/34	4,542	4,280
Stratton Mortgage Funding 0.99% 7/20/60	844,857	1,109,339
•Trinity Square PLC Series 2021-1A A 0.94% (SONIA01M IR + 0.85%) 7/15/59	3,115,495	4,089,064
•Verus Securitization Trust Series 2021-6 A1 1.63% 10/25/66	3,240,320	3,073,816
Total Non-Agency Collateralized Mortgage Obligations (Cost $56,410,529)		55,642,220
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.24%
•BSREP Commercial Mortgage Trust Series 2021-DC A 1.35% (LIBOR01M + 0.95%) 8/15/38	3,700,000	$ 3,639,910
•BX Series 2021-MFM1 A 1.10% (LIBOR01M + 0.70%) 1/15/34	4,400,000	4,303,830
•BXMT Ltd. Series 2020-FL3 A 1.56% (SOFR30A + 1.51%) 11/15/37	3,600,000	3,575,629
•GCT Commercial Mortgage Trust Series 2021-GCT A 1.20% (LIBOR01M + 0.80%) 2/15/38	900,000	885,058
•GPMT Ltd. Series 2021-FL3 A 1.72% (LIBOR01M + 1.25%) 7/16/35	3,869,931	3,854,020
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 2.45% (LIBOR01M + 1.45%) 12/15/31	1,060,456	1,045,973
•LUXE Trust Series 2021-TRIP A 1.45% (LIBOR01M + 1.05%) 10/15/38	4,000,000	3,925,903
•NYO Commercial Mortgage Trust Series 2021-1290 A 1.49% (LIBOR01M + 1.10%) 11/15/38	4,500,000	4,448,683
•One New York Plaza Trust Series 2020-1NYP A 1.35% (LIBOR01M + 0.95%) 1/15/36	3,000,000	2,955,633
•PFP Ltd. Series 2021-8 A 1.43% (LIBOR01M + 1.00%) 8/9/37	4,600,000	4,533,968
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 1.41% (LIBOR01M + 0.95%) 7/25/36	3,500,000	3,434,252
•SREIT Trust Series 2021-IND A 1.10% (LIBOR01M + 0.70%) 10/15/38	300,000	292,312
•STWD Mortgage Trust Series 2021-HTS A 1.45% (LIBOR01M + 1.05%) 4/15/34	4,600,000	4,565,763
•Taurus UK DAC Series 2021-UK1A A 1.01% (SONIA01M IR + 0.85%) 5/17/31	2,581,043	3,353,832
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47	2,673,908	2,686,784
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $48,426,381)		47,501,550

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–2.22%
India—0.08%
•Export-Import Bank of India 1.48% (LIBOR03M + 1.00%) 8/21/22		750,000	$ 750,600
			750,600
Japan—0.94%
Japan Bank for International Cooperation 1.75% 1/23/23		8,500,000	8,495,401
			8,495,401
Republic of Korea—1.20%
•Export-Import Bank of Korea 1.15% (BBSW3M + 1.07%) 5/29/23	AUD	2,000,000	1,506,559
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,340,970
			10,847,529
Total Sovereign Bonds (Cost $20,231,015)			20,093,530
SUPRANATIONAL BANK–0.28%
International Bank for Reconstruction & Development 0.85% 2/10/27		2,800,000	2,551,811
Total Supranational Bank (Cost $2,800,000)			2,551,811
U.S. TREASURY OBLIGATIONS–28.78%
U.S. Treasury Notes
0.75% 11/15/24		134,600,000	128,663,930
0.88% 1/31/24		15,400,000	15,007,781
×1.00% 12/15/24		33,500,000	32,194,024
×2.25% 3/31/24		85,100,000	84,983,652
Total U.S. Treasury Obligations (Cost $261,077,193)			260,849,387

	Number of Contracts
OPTIONS PURCHASED–0.00%
Centrally Cleared–0.00%
Put Options–0.00%
U.S. Treasury 2 yr Notes Strike price $103.50, expiration date 4/22/22, notional amount $31,050,000	150	150
U.S. Treasury 2 yr Notes Strike price $103.00, expiration date 4/22/22, notional amount $61,800,000	300	2,487
		2,637
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options–0.00%
U.S. Treasury 5 yr Notes Strike price $125.00, expiration date 4/22/22, notional amount $112,500,000	900	$ 900
U.S. Treasury 5 yr Notes Strike price $122.00, expiration date 4/22/22, notional amount $23,058,000	189	1,477
U.S. Treasury 5 yr Notes Strike price $122.50, expiration date 4/22/22, notional amount $127,767,500	1,043	8,149
		10,526
Total Options Purchased (Cost $23,132)		13,163

	Number of Shares
MONEY MARKET FUND–0.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	3,672,292	3,672,292
Total Money Market Fund (Cost $3,672,292)		3,672,292

	Principal Amount°
SHORT-TERM INVESTMENT—0.42%
Discounted Commercial Paper–0.42%
ROGERS COMMUNICATIONS
1.30% 4/26/22	3,800,000	3,796,569
Total Short-Term Investment (Cost $3,796,569)		3,796,569

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–123.92% (Cost $1,145,700,901)	$1,123,056,103

	Notional	Value (U.S. $)
OPTIONS WRITTEN –(0.00)%
Over-The-Counter–(0.00)%
Put Swaptions–(0.00)%
1 yr Constant Maturity Swap Receive 1.20%, expiration date 7/20/22, notional amount $(3,600,000) BNP	(3,600,000)	$(2,786)
Total Options Written (Premium received $(6,516))		(2,786)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(23.92%)	(216,772,509)
NET ASSETS APPLICABLE TO 95,109,107 SHARES OUTSTANDING–100.00%	$906,280,808

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Fully or partially pledged as collateral for derivatives.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2022.
Δ Securities have been classified by country of origin.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CAD	(32,899,000)	USD	25,946,105	4/4/22	$—	$(369,744)
BNP	EUR	(30,501,000)	USD	34,099,899	4/4/22	354,515	—
BNP	EUR	4,111,000	USD	(4,547,189)	4/4/22	1,097	—
BNP	GBP	(25,611,000)	USD	34,314,834	4/4/22	672,184	—
JPMC	AUD	(21,891,000)	USD	15,928,720	4/4/22	—	(452,996)
JPMC	JPY	2,214,000,000	USD	(18,820,401)	4/4/22	—	(632,942)
Total Foreign Currency Exchange Contracts						$1,027,796	$(1,455,682)
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(4)	U.S. Treasury 10 yr Notes	$(491,500)	$(505,401)	6/21/22	$13,901	$—
(205)	U.S. Treasury 10 yr Ultra Notes	(27,771,094)	(28,677,314)	6/21/22	906,220	—
1,978	U.S. Treasury 2 yr Notes	419,181,471	424,994,394	6/30/22	—	(5,812,923)
(2,132)	U.S. Treasury 5 yr Notes	(244,513,750)	(250,457,163)	6/30/22	5,943,413	—
(6)	U.S. Treasury Ultra Bonds	(1,062,750)	(1,033,250)	6/21/22	—	(29,500)
Total Futures Contracts					$6,863,534	$(5,842,423)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
CREDIT AGRICOLE-collateralized U.S. Treasury Notes 2.25% 03/31/24; market value $21,200,000	0.30%	3/31/22	4/1/22	$(21,173,500)	$(21,181,146)
JPMC-collateralized U.S. Treasury Notes 1.00% 12/15/24; market value $33,435,000	0.25%	3/31/22	4/4/22	(31,652,000)	(31,654,075)
Total Total Reverse Repurchase Agreements				$(52,825,500)	$(52,835,221)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.36-Quarterly[3]	70,500,000	(1.00%)	6/20/26	$(1,302,082)	$(1,502,562)	$200,480	$—
CDX.NA.IG.37-Quarterly[3]	95,900,000	(1.00%)	12/20/26	(1,674,047)	(2,134,686)	460,639	—
Total CDS Contracts					$(3,637,248)	$661,119	$0
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-Annual	131,900,000	(1.75%)	0.30%[4]	6/15/24	$(1,880,620)	$(1,915,456)	$34,836	$—
Interest Rate Floating Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[2]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
OIS IRS LIBOR03M/LIBOR01M-Quarterly	24,400,000	(0.24%)[5]	0.49%[6]	1/13/23	$(6,489)	$—	$—	$(6,489)
OIS IRS LIBOR03M/LIBOR01M-Quarterly	18,600,000	(0.24%)[5]	0.49%[6]	1/13/23	(5,041)	—	—	(5,041)
Total IRS Contracts						$(1,915,456)	$34,836	$(11,530)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[5] Rate resets based on LIBOR03M.
[6] Rate resets based on LIBOR01M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW3M–Bank Bill Swap Rate 3 Months
BNP–BNP Paribas
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
TSFR01M–1 Month Term Secured Overnight Financing Rate
SONIA01M–Sterling Overnight Index Average Offered Rate GBP 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OIS–Overnight Index Swap
PJSC–Public Joint Stock Company
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$407,341	$—	$407,341
Agency Collateralized Mortgage Obligations	—	50,008,524	—	50,008,524
Agency Commercial Mortgage-Backed Securities	—	48,757,240	—	48,757,240
Agency Obligations	—	12,968,330	—	12,968,330
Corporate Bonds	—	479,586,114	—	479,586,114
Municipal Bonds	—	8,216,967	—	8,216,967
Non-Agency Asset-Backed Securities	—	128,991,065	—	128,991,065
Non-Agency Collateralized Mortgage Obligations	—	55,642,220	—	55,642,220
Non-Agency Commercial Mortgage-Backed Securities	—	47,501,550	—	47,501,550
Sovereign Bonds	—	20,093,530	—	20,093,530
Supranational Bank	—	2,551,811	—	2,551,811
U.S. Treasury Obligations	—	260,849,387	—	260,849,387
Options Purchased	13,163	—	—	13,163
Money Market Fund	3,672,292	—	—	3,672,292
Short-Term Investments	—	3,796,569	—	3,796,569
Total Investments	$3,685,455	$1,119,370,648	$—	$1,123,056,103
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,027,796	$—	$1,027,796
Futures Contracts	$6,863,534	$—	$—	$6,863,534
Swap Contracts	$—	$695,955	$—	$695,955
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,455,682)	$—	$(1,455,682)
Futures Contracts	$(5,842,423)	$—	$—	$(5,842,423)
Reverse Repurchase Agreements	$—	$(52,825,500)	$—	$(52,825,500)
Swap Contracts	$—	$(11,530)	$—	$(11,530)
Options Written	$—	$(2,786)	$—	$(2,786)
There were no Level 3 investments at the beginning or end of the period.
LVIP PIMCO Low Duration Bond Fund–14